EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS
NOTE 23 – EMPLOYEE BENEFITS

 23.1 – Share-based compensation plan

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In June 2012, the Company decided to replace its Stock Appreciation Rights ("SAR") program with a new share-based compensation program. The 2012 share-based compensation agreement was signed by the employees on June 30, 2012, considering the actual grant dates of the SARs to employees.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (seven years after the effective date).

All options vested on the date of modification of the plan or all other non-vested options expire within seven years after the effective date or seven years after the period of vesting finalizes.

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Under this share-based compensation plan, during the year 2018 and 2017, other share-based compensation agreements were signed for a total of 221,000 and 85,000 options granted, respectively.

During the year 2017, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition at of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.

The following shows the evolution of the share options for the years ended at December 31, 2018 and 2017:

	As of December 31, 2018		As of December 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	2,155,851	23.02	2,658,595	22.21
Options granted during the year	221,000	46.45	85,000	39.69
Forfeited during the year	(78,716)	36.89	(249,035)	30.08
Exercised during the year	(511,668)	13.76	(338,709)	15.63
Balance at end of year	1,786,467	27.96	2,155,851	23.02

The following shows the evolution of the RSUs for the years ended at December 31, 2018 and 2017:

	As of December 31, 2018		As of December 31, 2017
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	164,859	37.58	—	—
RSU granted during the year	564,995	46.29	254,328	37.07
Forfeited during the year	(30,783)	44.14	(2,538)	36.59
Issued during the year	(163,233)	43.13	(86,931)	36.11
Balance at end of year	535,838	44.70	164,859	37.58

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2018 ($) (*)

2017	36.30	1,500	54	18
	37.00	93,228	3,449	2,068
	42.00	6,750	284	109
	43.42	—	—	(34)

2018	46.00	407,750	18,757	3,038
	50.92	10,000	509	28
	52.74	4,000	211	8
	55.07	4,000	220	23
	56.87	6,000	341	20

Subtotal		533,228	23,825	5,278

Non employees RSU

2017	38.21	—	—	39

2018	46.00	2,174	100	65
	57.39	436	25	2

Subtotal		2,610	125	106
Total		535,838	23,950	5,384

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2018	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2018 (*)

2006	0.95	1,103	1,103	6	6	8

2007	0.71	—	—	—	—	170
	1.40	—	—	—	—	4

2010	2.48	1,304	1,304	5	5	10
	3.38	13,223	13,223	44	44	138

2011	2.71	—	—	—	—	42

2013	12.22	24,999	24,999	65	65	—

2014	10.00	281,037	281,037	935	935	569
	13.20	—	—	—	—	31

2015	22.77	30,000	30,000	221	221	18
	28.31	372,707	228,270	2,581	1,582	1,487
	29.34	15,972	15,290	103	103	6
	34.20	13,500	9,375	116	81	57

2016	29.01	222,500	92,500	1,534	638	580
	32.36	455,612	190,300	3,659	1,542	1,455

2017	43.42	—	—	—	—	(30)
	38.16	30,000	10,000	273	91	91
	36.30	15,000	3,750	127	32	32

2018	44.97	20,000	—	358	—	175
	46.00	180,000	—	3,636	—	1,167
	55.07	10,000	—	241	—	48
	50.92	6,000	—	134	—	14

Subtotal		1,692,957	901,151	14,038	5,345	6,072

Non employees stock options

2012	6.77	22,170	22,170	35	35	—
2013	12.22	22,170	22,170	52	52	—
2014	10.00	22,170	22,170	43	43	—
2016	39.37	27,000	13,500	248	124	62

Subtotal		93,510	80,010	378	254	62
Total		1,786,467	981,161	14,416	5,599	6,134

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 4,731 and 5,772 for the years ended December 31, 2018 and 2017, respectively.

23.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2018		As of December 31, 2017
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2006	9,900	0.95	4,600	0.95
Granted in 2007	200,000	0.71	—	—
Granted in 2007	616	1.40	800	1.40
Granted in 2010	1,793	2.48	1,623	2.48
Granted in 2010	19,732	3.38	22,377	3.38
Granted in 2011	6,031	2.71	26,194	2.71
Granted in 2012	—	—	1,651	6.77
Granted in 2012	—	—	3,991	7.04
Granted in 2013	—	—	2,395	14.40
Granted in 2014	66,146	10.00	149,337	10.00
Granted in 2014	3,769	13.20	1,918	13.20
Granted in 2015	111,843	28.31	90,787	28.31
Granted in 2015	3,000	34.20	—	—
Granted in 2015	1,200	29.34	9,911	29.34
Granted in 2016	18,750	29.01	18,750	29.01
Granted in 2016	68,888	32.36	4,375	32.36
Balance at end of the year	511,668		338,709

The average market price of the share amounted to 52.82 and 38.77 for year 2018 and 2017, respectively.

The following tables summarizes the RSU vested during the year 2018:

	As of December 31, 2018		As of December 31, 2017
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	37,546	34.96
Granted in 2017	45,906	37.00	49,385	37.00
Granted in 2017	2,671	38.21	—	—
Granted in 2017	2,250	42.00	—	—
Granted in 2018	107,463	45.50	—	—
Granted in 2018	4,443	53.29	—	—
Balance at end of the year	163,233		86,931

23.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2018 for 2014 plan	Granted in 2017 for 2014 plan	Granted in 2016 for 2014 plan
Stock price	46.45	39.69	31.89
Expected option life	6 years	6 years	6 years
Volatility	40%	19%	20%
Risk-free interest rate	3.00%	2.00%	1.95%

See Note 4 for a description of the assumptions.